Post Employment Benefits - Additional Information (Detail) - Post Employement Benefits [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Post employment benefits	$ 396,082	$ 666,627	$ 344,883	$ 344,883
Post employment benefits (expenses)	$ 81,613	$ 415,111